As filed with the U.S. Securities and Exchange Commission on 9/8/2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2022

Grayscale Future of Finance ETF

Ticker: GFOF

Grayscale Future of Finance ETF

Grayscale Future of Finance ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders,

Thank you for your investment in the Grayscale Future of Finance ETF (“GFOF” or the “Fund”). The information presented in this report relates to GFOF’s performance period from February 1, 2022 (commencement of operations) through June 30, 2022 (the “current fiscal period”).

During the current fiscal period, the reality of a rising interest rate environment combined with inflationary pressures has resulted in global growth coming under pressure. Global equity markets experienced a broad-based downturn that began around the start of 2022 as we continue to face an ongoing battle with COVID, geopolitical conflicts, and supply chain issues; GFOF and its constituent companies performed similarly in-line with the broader equity markets.

The Fund had negative performance during the current fiscal period. The market price for GFOF decreased -59.08% and the Net Asset Value (“NAV”) decreased -58.98%, while the Bloomberg Grayscale Future of Finance Index (the “Index”) fell -58.92%. The Fund had 450,000 outstanding shares as of June 30, 2022.

During the current fiscal period, the largest contributor to return was Plus500, Ltd. (PLUS LN), adding 0.27% to the return of the Fund, gaining 5.37% with an average weighting of 6.31%. The largest negative contributor to return was Coinbase Global, Inc. – Class A (COIN US), detracting -6.05% from the return of the Fund, declining -76.22% with an average weighting of 6.97%.

GFOF aims to deliver exposure to the “Future of Finance” theme, comprised of companies that are building the digital economy at the intersection of Finance, Technology, and Digital Asset Infrastructure. We believe that we are still in the early innings of the “Future of Finance” theme, which includes digital assets and represents the emergence of the digital economy. Research has shown that the adoption curve of digital assets makes it the fastest rate of technology adoption in human history versus TVs, computers, and even the internet.1 We believe the adoption of digital assets and the emergence of the digital economy is akin to what consumers experienced with the internet in the 1990s.

We thank you for the trust and confidence you have placed in us by investing in GFOF, and appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael Sonnenshein
Chief Executive Officer
Grayscale Advisors, LLC

[1]	https://phemex.com/blogs/crypto-bitcoin-s-curve-adoption-curve

Grayscale Future of Finance ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Bloomberg Grayscale Future of Finance Index – The Index consists of U.S. and non-U.S. equity securities of companies that have been classified as providing exposure to the “Future of Finance”, as identified by the intersection of finance, technology and digital assets (collectively, Future of Finance Companies”). The Index is rebalanced quarterly.

It is not possible to invest directly in an index.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Grayscale Advisors, LLC (the “Adviser”) current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Grayscale Advisors, LLC is the Adviser to GFOF, which is distributed by Foreside Fund Services, LLC (the “Distributor”). The Distributor is not affiliated with the Adviser.

Grayscale Future of Finance ETF

Portfolio Allocation
As of June 30, 2022 (Unaudited)

Sector	Percentage of Net Assets
Information Technology (a)	51.8%
Financials (a)	46.7
Other Assets in Excess of Liabilities	1.5
Short-Term Investments (b)	0.0
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Grayscale Future of Finance ETF

Schedule of Investments
June 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.5%
	Financials — 46.7% (a)
93,481	Bakkt Holdings, Inc. (b)	$196,310
288,000	BC Technology Group, Ltd. (b)	139,468
7,837	Coinbase Global, Inc. - Class A (b)	368,496
43,152	Galaxy Digital Holdings, Ltd. (b)	161,575
63,400	Monex Group, Inc.	196,937
20,885	Plus500, Ltd.	424,335
58,070	Robinhood Markets, Inc. - Class A (b)	477,336
3,395	Silvergate Capital Corporation - Class A (b)	181,734
196,088	Voyager Digital, Ltd. (b)	88,167
		2,234,358
	Information Technology — 51.8% (a)
509,378	Argo Blockchain plc (b)	207,235
153,884	Bitfarms, Ltd. (b)	172,350
6,949	Block, Inc. (b)	427,085
65,591	Canaan, Inc. - ADR (b)	211,203
44,955	Cleanspark, Inc. (b)	176,224
69,221	Hive Blockchain Technologies, Ltd. (b)	206,971
129,672	Hut 8 Mining Corporation (b)	174,913
30,448	Marathon Digital Holdings, Inc. (b)	162,592
7,335	Northern Data AG (b)	166,403
5,618	PayPal Holdings, Inc. (b)	392,361
44,161	Riot Blockchain, Inc. (b)	185,035
		2,482,372
	TOTAL COMMON STOCKS (Cost $10,404,971)	4,716,730

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Schedule of Investments
June 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.0% (c)
2,018	First American Government Obligations Fund - Class X - 1.29% (d)	$2,018
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,018)	2,018
	TOTAL INVESTMENTS — 98.5% (Cost $10,406,989)	4,718,748
	Other Assets in Excess of Liabilities — 1.5%	70,294
	NET ASSETS — 100.0%	$4,789,042

Percentages are stated as a percent of net assets. ADR American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)

ASSETS
Investments in securities, at value (Cost $10,406,989)	$4,718,748
Receivable for securities sold	853,147
Dividends and interest receivable	12,467
Total assets	5,584,362

LIABILITIES
Payable for securities purchased	792,075
Management fees payable	3,245
Total liabilities	795,320

NET ASSETS	$4,789,042

Net Asset Consist of:
Paid-in capital	$12,542,373
Total distributable earnings (accumulated deficit)	(7,753,331)
Net assets	$4,789,042

Net Asset Value:
Net assets	$4,789,042
Shares outstanding ^	450,000
Net asset value, offering and redemption price per share	$10.64

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Operations
For the Period Ended June 30, 2022 (Unaudited)(1)

INCOME
Dividends (2)	$18,897
Interest	5
Total investment income	18,902

EXPENSES
Management fees	27,633
Total expenses	27,633

Net investment income (loss)	(8,731)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,057,417)
Foreign currency	1,099
Change in unrealized appreciation (depreciation) on:
Investments	(5,688,241)
Foreign currency translation	(41)
Net realized and unrealized gain (loss) on investments	(7,744,600)
Net increase (decrease) in net assets resulting from operations	$(7,753,331)

(1)	The Fund commenced operations on February 1, 2022. The information presented is from February 1, 2022 to June 30, 2022.
(2)	Net of foreign taxes withheld of $4,790.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Changes in Net Assets

Period Ended June 30, 2022 (Unaudited) (1)
OPERATIONS
Net investment income (loss)	$(8,731)
Net realized gain (loss) on investments and foreign currency	(2,056,318)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	(5,688,282)
Net increase (decrease) in net assets resulting from operations	(7,753,331)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,950,380
Payments for shares redeemed	(2,408,007)
Net increase (decrease) in net assets derived from capital share transactions (a)	12,542,373
Net increase (decrease) in net assets	$4,789,042

NET ASSETS
Beginning of period	$—
End of period	$4,789,042

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	600,000
Shares redeemed	(150,000)
Net increase (decrease)	450,000

(1)	Fund commenced operations on February 1, 2022. The information presented is for the period from February 1, 2022 to June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2022 (Unaudited)(1)
Net asset value, beginning of period	$25.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)
Net realized and unrealized gain (loss) on investments (3)	(15.27)
Total from investment operations	(15.29)

Net asset value, end of period	$10.64

Total return	-58.98	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$4,789

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.70	%(5)
Net investment income (loss) to average net assets	-0.22	%(5)
Portfolio turnover rate (6)	16	%(4)

(1)	Commencement of operations on February 1, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Notes to Financial Statements

June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Grayscale Future of Finance ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Bloomberg Grayscale Future of Finance Index (the “Index”). The Fund commenced operations on February 1, 2022.

The end of the reporting period for the Fund is June 30, 2022, and the period covered by these Notes to Financial Statements is the fiscal period from February 1, 2022 through June 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,716,730	$—	$—	$4,716,730
Short-Term Investments	2,018	—	—	2,018
Total Investments in Securities	$4,718,748	$—	$—	$4,718,748

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.70% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,641,184 and $1,645,171, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $14,887,485 and $2,422,936, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments. There have been no distributions paid by the Fund during the current fiscal period.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited) (Continued)

have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Grayscale Future of Finance ETF

Expense Example

For the Period Ended June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Grayscale Future of Finance ETF

Expense Example
For the Period Ended June 30, 2022 (Unaudited) (Continued)

	Beginning Account Value February 1, 2022(1)	Ending Account Value June 30, 2022	Expenses Paid During the Period
Actual	$ 1,000.00	$ 410.20	$ 2.01(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.32	$ 3.51(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.70%, multiplied by the average account value during the period, multiplied by 149/365, to reflect the period

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.70%, multiplied by the average account value during the period, multiplied by 181/365, to reflect one-half year period.

Grayscale Future of Finance ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 19-20, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Grayscale Advisors LLC (the “Adviser”) and the Trust, on behalf of Grayscale Future of Finance ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser and Sub-Adviser resulting from services rendered to the Fund.

The Board also considered that the Adviser presented written information at the Meeting to help the Board evaluate its role as investment adviser to the Fund. In addition, the Board considered that the Sub-Adviser, along with other service providers of the Fund, had provided written information at the Meeting and written updates on the firm over the course of the year with respect to its role as sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Sub-Adviser’s fees and other aspects of the Sub-Advisory Agreement.

Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering

Grayscale Future of Finance ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund and its underlying index.

The Board also considered the services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, sub-adviser oversight, monitoring the Fund’s compliance with various Fund policies and applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund in seeking to track the index as closely as possible.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed expense ratio was above than the median and at the high end of expense ratios of the universe of Miscellaneous Sector ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered that the Fund’s net expense ratio was within the range of net expense ratios for the Fund’s competitors identified by the Adviser (i.e., a mix of passively managed index ETFs and actively managed ETFs focused on securities with exposure to cryptocurrency, blockchain technology, or fintech) (the “Selected Peer Group”).

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the

Grayscale Future of Finance ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of the Fund’s operations. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities law, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience

Grayscale Future of Finance ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies, and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as sub-adviser.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including whether the Fund’s performance exhibits significant tracking error.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflects an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the sub-advisory fees were generally in line with those charged by the Sub-Adviser in connection with separately managed accounts managed by the Sub-Adviser. The Board further noted that the sub-advisory fee rate to be paid by the Adviser to the Sub-Adviser will decrease over time and that the Adviser will benefit from the fee reduction. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various Fund asset levels.

The Board expressed the view that that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Grayscale Future of Finance ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Grayscale Future of Finance ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.grayscale.com/gfof/. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.grayscale.com/gfof/ daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.grayscale.com/gfof/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.grayscale.com/gfof/.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.grayscale.com/gfof/.

(This Page Intentionally Left Blank.)

Adviser

Grayscale Advisors, LLC
290 Harbor Drive, 4th Floor
Stamford, Connecticut 06902

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Bloomberg Index Services Limited
731 Lexington Avenue
New York, New York 10022

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Grayscale Future of Finance ETF

Symbol – GFOF
CUSIP – 26922B725

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/6/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/6/2022

*	Print the name and title of each signing officer under his or her signature.